Subsequent Events (Details Narrative) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 19, 2026 USD ($) Token $ / shares shares	Jan. 20, 2026 shares	Jun. 30, 2026 $ / shares	Nov. 28, 2025 $ / shares
SQD Token Acquisition [Member] | Token Acquisition Agreement [Member]
Subsequent Event [Line Items]
Date of acquisition agreement	Jun. 19, 2026
Business acquisition, shares issued / issuable | shares	802,499
Business acquisition share price	$ 2.8
Total purchase price consideration | $	$ 2.2
Number of SQD tokens acquired | Token	56,174,960
Token price per SQD	$ 0.04
SQD Token Acquisition [Member] | Token Acquisition Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Market trading price of SQD per token			$ 0.03
SQD Token Acquisition [Member] | Token Acquisition Agreement [Member] | Minimum [Member] | Apeiron Investment Group Limited [Member]
Subsequent Event [Line Items]
Beneficially ownership percentage of outstanding ordinary shares	5.00%
SQD Token Acquisition [Member] | Token Acquisition Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Market trading price of SQD per token			$ 0.05
Controlled Equity Offering Sales Agreement [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares		48,034,860
Controlled Equity Offering Sales Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Offering price range				$ 2.5